Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments
(31)	DERIVATIVE FINANCIAL INSTRUMENTS

The Group is exposed to certain risks relating to its ongoing business operation in the PRC. The primary risks are foreign currencies risks and interest rate risks, which are managed by using derivative instruments.

The Company’s principal operating subsidiaries are located in the PRC with the Renminbi being their functional currency. The Company’s PRC operating subsidiaries make sales, purchases and capital expenditures and obtain bank borrowings in currencies other than Renminbi, which primarily are in U.S. dollars. Historically, the required payments in U.S. dollars resulting from purchases, capital expenditure and bank borrowings have exceeded receipts in U.S. dollars resulting from sales. Any appreciation of the U.S. dollar against the Renminbi will generally result in foreign exchange losses and adversely affect the Group’s net income. With an aim to reduce its risk exposure, the Company will, on a selected basis, enter into forward contracts with the same financial institutions to forward purchase U.S. dollars when it obtains certain bank borrowings denominated in U.S. dollars through its PRC operating subsidiaries. During the year ended December 31, 2011, the Group entered into foreign exchange forward contracts with notional amount of EUR5,000 against its Euro denominated receivables. During the year ended December 31, 2012, the Group did not enter into any foreign exchange forward contracts.

The Group’s exposure to the risk of changes in market interest rates primarily relates to its bank borrowings. To finance its business operation and expansion, the Company’s PRC operating subsidiaries will obtain short-term and long-term bank borrowings. As of December 31, 2012, the Group had outstanding bank borrowings of US$2,421,327 in total, of which US$940,716 carry variable interest rates with effective interest rates ranging from 3.6429% to 7.7550% per annum as of December 31, 2012. Interest expenses on these bank borrowings may increase as a result of change in market interest rates. With an aim to reduce its interest rate exposure, the Group will, from time to time, enter into interest rate swap contracts with financial institutions in the PRC. During the years ended December 31, 2009 and 2011, the Group entered into two interest rate swap contracts with notional amount of US$60,000 and US$100,000, respectively.

The derivative instruments relating to the foreign exchange forward contracts and interest rate swap contracts entered by the Group did not meet the conditions specified to qualify for hedge accounting. These derivative financial instruments are initially recognized in the balance sheet at fair value and subsequently re-measured to their fair value with changes in fair value included in determination of net income (loss).

The location and fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2011 and 2012 are as follows:

	Asset derivatives				Liability derivatives
	December 31, 2011		December 31, 2012		December 31, 2011		December 31, 2012
	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments under ASC 815
– Interest rate swap contracts	0	0	0	0	0	0	Other financial liabilities	(3,839)
– Interest rate swap contracts	0	0	0	0	0	0	Other liabilities	(6,315)

Total derivatives		0		0		0		(10,154)

The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2011 and 2012 are as follows:

		Amount of gain (loss) recognized in income (expenses) on derivatives
Derivatives not designated as hedging instruments under ASC 815	Location of gain (loss) recognized in income (expenses) on derivatives	Year ended December 31
		2011	2012
Foreign exchange forward contracts	Foreign currency exchange gain(loss), net	(581)	0
Interest rate swap contracts	Interest expenses	0	(10,154)

Total		(581)	(10,154)

The Group’s derivatives instruments outstanding as of December 31, 2012 do not contain any credit-risk-related contingent features.